Description of Business and Summary of Significant Accounting Policies And Going Concern - Schedule of Disaggregation of Revenue (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Disaggregation of Revenue
Total Revenue	$ 511,081	$ 3,065,804	$ 1,585,153	$ 3,985,242	$ 4,560,275	$ 5,385,077
Professional services (over time)
Disaggregation of Revenue
Total Revenue					4,260,275	4,415,512
Termination expense reimbursement (one time)
Disaggregation of Revenue
Total Revenue					0	719,565
License fees (over time)
Disaggregation of Revenue
Total Revenue					$ 300,000	$ 250,000